GOODWILL AND INTANGIBLE ASSETS (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 1,486,000	$ 515,000
Effect of foreign currency translation on intangible assets	$ 199,000	$ 0